Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	$ 84,416	$ (118,838)
Interbank loans [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(10,675)	(2,343)
Time deposits and other time liabilities [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	516
Issued debt instruments [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(9,684)	415
Debt instruments at FVOCI [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(4,235)	(22,571)
Loans and accounts receivable at amortised cost [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	$ 108,494	$ (94,339)